Employee Stock Ownership Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Held by the ESOP at Year-end
Shares held by the ESOP were as follows at the dates indicated:

	December 31,
	2015	2014
	(Dollars in thousands)
Allocated to participants	119,036	104,518
Unearned	359,773	382,259
Total ESOP shares	478,809	486,777
Fair value of unearned shares	$5,469	$4,774